OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments (Parentheticals) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
US Dollar Notes, Issued In 2018 [Member]
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments (Parentheticals) [Line Items]
Notes Issued, Nominal Value		£ 1,500
US Dollar Notes, Issued In 2019 [Member]
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments (Parentheticals) [Line Items]
Notes Issued, Nominal Value	£ 500
GBP Notes, Issued in 2019 [Member]
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments (Parentheticals) [Line Items]
Notes Issued, Nominal Value	£ 500